Supplementary Financial Statement Information (Details) - Schedule of property and equipment located - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 59,176	$ 43,059
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	44,105	28,446
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	4,517	4,709
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	3,303	1,828
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	283	265
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 6,968	$ 7,811